Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Significant Accounting Policies

3.	Significant Accounting Policies

The preparation of the consolidated financial statements requires that the Company’s management make judgments and estimates of effects of uncertain future events on the carrying amounts of the Company’s assets and liabilities at the end of the reporting period. Actual future outcomes could differ from present estimates and judgments, potentially having material future effects on the Company’s consolidated financial statements. Estimates are reviewed on an ongoing basis and are based on historical experience and other facts and circumstances. Revisions to estimates and the resulting effects on the carrying amounts of the Company’s assets and liabilities are accounted for prospectively.

The significant accounting policies used by the Company are as follows:

Accounts receivable

Accounts receivable are recognized initially at fair value and subsequently measured at amortized cost, less any provisions for impairment. Financial assets measured at amortized cost are assessed for impairment at the end of each reporting period. Impairment provisions are estimated using the expected credit loss impairment model where any expected future credit losses are provided for, irrespective of whether a loss event has occurred at the reporting date. Estimates of expected credit losses take into account the Company’s collection history, deterioration of collection rates during the average credit period, as well as observable changes in and forecasts of future economic conditions that affect default risk. Where applicable, the carrying amount of a trade receivable is reduced for any expected credit losses through the use of an allowance for doubtful accounts (“AFDA”) provision. Changes in the AFDA provision are recognized in the consolidated statement of operations and comprehensive income (loss). When the Company determines that no recovery of the amount owing is possible, the amount is deemed irrecoverable and the financial asset is written off. As of September 30, 2025 the Company recorded an allowance for doubtful accounts of $1,117,299   (December 31, 2024 - $1,144,531).

Inventory

Inventory is valued at the lower of cost and net realizable value. The Company’s inventory is comprised of cannabis related products and derivatives. The cost of inventory is calculated using the weighted average method and comprises all costs of purchase necessary to bring the goods to sale. Net realizable value represents the estimated selling price for products sold in the ordinary course of business less the estimated costs necessary to make the sale. Cost of cannabis biomass is comprised of initial third-party acquisition costs, plus analytical testing costs. Costs of extracted cannabis oil inventory are comprised of initial acquisition cost of the biomass and all direct and indirect processing costs including labor related costs, consumables, materials, packaging supplies and analytical testing costs. Packaging and supplies are initially valued at cost and subsequently at the lower of cost and net realizable value.

Management uses the most reliable evidence available in determining the net realizable value of inventories. Actual selling prices may differ from estimates, based on market conditions at the time of sale. Allowances are made against obsolete or damaged inventory and charged to cost of sales. As of September 30, 2025 and December 31, 2024, the Company recorded a reserve inventory in the amount of $103,825 and $143,115, respectively.

Financial instruments

The Company applies fair value accounting for all financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities that are required to be recorded at fair value, the Company considers all related factors of the asset by market participants in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions, and credit risk.

The Company applies the following fair value hierarchy, which prioritizes the inputs used to measure fair value into three levels, and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 – Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly; and

Level 3 – Inputs for the asset or liability that are not based on observable market data.

For further details, see Note 15 – Financial Instruments and Financial Risk Management

Property and equipment

The Company records property and equipment at cost less accumulated amortization and accumulated impairment losses. It recognizes amortization to write off the cost of assets less their residual values over their useful lives. The depreciation rates applicable to each category of property and equipment are as follows:

Buildings	15 – 20 years
Office furniture and software	3 – 5 years
Machinery and equipment	10 years
Vehicles	8 years
Construction in progress	Not depreciated
Leasehold improvements	Shorter of lease term or economic life

An item of property and equipment is de-recognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in income (loss) from operations. Where an item of property and equipment and deferred costs consist of major components with different useful lives, the components are accounted for as separate items of property and equipment and deferred expenditures. Expenditures incurred to replace a component of an item of property and equipment that is accounted for separately, including major inspection and overhaul expenditures, are capitalized.

Goodwill

Goodwill represents the excess of the purchase price paid for the acquisition of an entity over the fair value of the net tangible and intangible assets acquired. Goodwill is allocated to the reporting unit or group of reporting units which are expected to benefit from the synergies of the combination. Goodwill is not subject to amortization.

The goodwill balance is assessed for impairment annually or when facts and circumstances indicate that it is impaired. Goodwill is tested for impairment at a reporting unit level by comparing the carrying value to the recoverable amount, which is determined as the of fair value less costs of disposal. Any excess of the carrying amount over the recoverable amount is the impaired amount. The recoverable amount estimates are categorized as Level 3 according to the fair value hierarchy. Impairment charges are recognized in the consolidated statements of operations and comprehensive income (loss). Goodwill is reported at cost less any accumulated impairment. Goodwill impairments are not reversed. As of December 31, 2024, the Company determined that its remaining goodwill balance of $1,567,485 was fully impaired.

Intangible assets

The Company’s intangible assets consist of trademarks and licenses. Intangible assets acquired are measured on initial recognition at cost, while the cost of intangible assets acquired in a business combination is initially recorded at their fair values as at the date of acquisition. It recognizes amortization to write off the cost of assets less their residual values over their useful lives, using certain methods and rates. The intangible assets as of September 30, 2025 and December 31, 2024 were a trademark and license which have been determined to have a 10-year useful life.

An intangible asset is derecognized on disposal or when no future economic benefits are expected from use or disposal. Any gain or loss arising from the derecognition of an intangible asset is measured as the difference between the net disposal proceeds and the carrying amount of the asset and is recognized in income (loss) from operations. Following initial recognition, intangible assets with indefinite useful lives are carried at cost less accumulated amortization and any accumulated impairment losses.

Digital assets

Effective January 1, 2024, the Company adopted ASU 2023-08, Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets. Crypto assets are initially recorded at cost, including any transaction fees. This update requires entities to subsequently measure certain crypto assets at fair value, with changes in fair value recognized in net income each reporting period. Fair value is determined using prices quoted in active markets at the reporting date.

The Company holds digital assets that meet the scope of this guidance. These assets are:

●	Intangible in nature
●	Do not provide enforceable rights to goods or services
●	Are created or reside on a distributed ledger
●	Are secured through cryptography
●	Are fungible
●	Are not issued by the reporting entity or its related parties

Impairment of long-lived assets

Goodwill and intangible assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

For the purpose of testing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (reporting unit). An impairment loss is recognized for the amount, if any, by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the asset’s fair value less cost to sell. The Company will assess for further impairment on an annual basis or as unexpected events happen.

Leases

The Company assesses whether a contract is or contains a lease at inception of the contract, as well as whether each lease represents an operating lease or a finance lease in accordance with ASC 842, Leases. A lease is recognized as a right-of-use asset and corresponding liability at the commencement date. The Company has operating leases for certain facilities. Operating lease right-of-use assets and operating lease liabilities are recognized based on the present value of future minimum lease payments over the lease term at commencement date. Each finance lease payment included in the lease liability is apportioned between the repayment of the liability and a finance cost. The finance cost is recognized in “interest expense” in the consolidated statements of operations and comprehensive income (loss) over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability. Lease liabilities represent the net present value of fixed lease payments (including in-substance fixed payments); variable lease payments based on an index, rate, or subject to a fair market value renewal condition; amounts expected to be payable by the lessee under residual value guarantees, the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and payments of penalties for terminating the lease, if it is probable that the lessee will exercise that option.

The Company’s lease liability is recognized net of lease incentives receivable. The lease payments are discounted using the interest rate implicit in the lease or, if that rate cannot be determined, the lessee’s incremental borrowing rate. The period over which the lease payments are discounted is the expected lease term, including renewal and termination options that the Company is reasonably certain to exercise.

Payments associated with short-term leases and leases of low-value assets are recognized as an expense on a straight-line basis in general and administration and sales and marketing expense in the consolidated statements of operations and comprehensive income (loss). Short-term leases are defined as leases with a lease term of 12 months or less.

Variable lease payments that do not depend on an index, rate, or subject to a fair market value renewal condition are expensed as incurred and recognized in costs of goods sold, general and administration or sales and marketing expense, as appropriate given how the underlying leased asset is used, in the consolidated statement of comprehensive loss.

Right-of-use assets are measured at cost, which is calculated as the amount of the initial measurement of lease liability plus any lease payments made at or before the commencement date, any initial direct costs and related restoration costs. The right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the useful life of the underlying asset. The depreciation is recognized from the commencement date of the lease.

Derivatives

Derivatives are initially measured at fair value and are subsequently remeasured at fair value. If the transaction price does not equal to fair value at the point of initial recognition, management measures the fair value of each component of the investment and any unrealized gains or losses at inception are either recognized in comprehensive income (loss) or deferred and recognized over the term of the investment, depending on whether the valuation inputs are based on observable market data. The resulting unrealized gain or loss at inception and subsequent changes in fair value are recognized in profit or loss for the period.

The Company evaluates all of its agreements to determine if such instruments have derivatives or contain features that qualify as embedded derivatives. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the Consolidated Balance Sheets as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the Consolidated Statements of Financial Position date. Critical estimates and assumptions used in the model are discussed in “Note 10 – Derivative Liabilities”.

Convertible debentures

Convertible debentures are financial instruments that are accounted for separately dependent on the nature of their components. The identification of such components embedded within a convertible debenture requires significant judgment given that it is based on the interpretation of the substance of the contractual agreement. Where the conversion option has a fixed conversion rate, the financial liability, which represents the obligation to pay coupon interest on the convertible debentures in the future, is initially measured at its fair value and subsequently measured at amortized cost. The residual amount is accounted for as an equity instrument at issuance. Where the conversion option has a variable conversion rate, the conversion option is recognized as a derivative liability measured at fair value. The determination of the fair value is also an area of significant judgment given that it is subject to various inputs, assumptions and estimates including contractual future cash flows, discount rates, credit spreads and volatility.

Fees directly attributable to the transactions are apportioned to the financial liability, derivative liability and equity components in proportion to the allocation of proceeds.

Additional Paid-In Capital

Common shares are classified as equity. Transaction costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effects.

Where additional paid-in capital is issued, or received, as non-monetary consideration and the fair value of the asset received or given up is not readily determinable, the fair market value of the shares is used to record the transaction. The fair market value of the shares is based on the trading price of those shares on the appropriate stock exchange on the date of the agreement to issue or receive shares as determined by the board of directors.

Foreign currency

These consolidated financial statements are presented in U.S. dollars, which is also one of the functional currencies of the certain subsidiaries along with Canadian dollars being the functional currency for other subsidiaries. Each subsidiary determines its own functional currency and items included in the financial statements of each subsidiary are measured using that functional currency.

i)	Transactions and Balances in Foreign Currencies

Foreign currency transactions are translated into the functional currency of the respective entity, using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the remeasurement of monetary items at year-end exchange rates are recognized in income (loss) from operations. Non-monetary items measured at historical cost are translated using the exchange rates at the date of the transaction and are not retranslated. Non-monetary items measured at fair value are translated using the exchange rates at the date when fair value was determined.

ii)	Foreign operations

On consolidation, the assets and liabilities of foreign operations are translated into U.S. dollars at the exchange rate prevailing at the reporting date and their income statements are translated at exchange rates prevailing at the dates of the transactions. The exchange differences arising on the translation are recognized in other comprehensive income and accumulated in the foreign currency translation reserve in equity. On disposal of a foreign operation, the component of other comprehensive income relating to that particular foreign operation is recognized in earnings and recognized as part of the gain or loss on disposal.

Income Taxes

Tax expense recognized in income (loss) from operations comprises the sum of current and deferred taxes not recognized in other comprehensive income or directly in equity.

Current Tax

Current tax assets and/or liabilities comprise those claims from, or obligations to, fiscal authorities relating to the current or prior reporting periods that are unpaid at the reporting date. Current tax is payable on taxable profit, which differs from income (loss) from operations in the financial statements. Calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period.

Deferred Tax

Deferred taxes are calculated using the liability method on temporary differences between the carrying amounts of assets and liabilities and their tax bases. Deferred tax assets and liabilities are calculated, without discounting, at tax rates that are expected to apply to their respective period of realization, provided they are enacted or substantively enacted by the end of the reporting period. Deferred tax liabilities are always provided for in full.

Deferred tax assets are recognized to the extent that it is probable that they will be able to be utilized against future taxable income. Deferred tax assets and liabilities are offset only when the Company has a right and intention to offset current tax assets and liabilities from the same taxation authority.

Changes in deferred tax assets or liabilities are recognized as a component of tax income or expense in net income (loss), except where they relate to items that are recognized in other comprehensive income or directly in equity, in which case the related deferred tax is also recognized in other comprehensive income or equity, respectively.

Revenue recognition

The Company generates revenue primarily from the sale of cannabis related activities. The Company uses the following five-step contract-based analysis of transactions to determine if, when and how much revenue can be recognized:

1.	Identify the contract with a customer;
2.	Identify the performance obligation(s) in the contract;
3.	Determine the transaction price;
4.	Allocate the transaction price to the performance obligation(s) in the contract; and
5.	Recognize revenue when or as the Company satisfies the performance obligation(s).

Revenue from the sale of cannabis is generally recognized when control over the goods has been transferred to the customer. Payment for sales is typically due prior to shipment. Payment for wholesale transactions is due within a specified time period as permitted by the underlying agreement and the Company’s credit policy upon the transfer of goods to the customer. The Company generally satisfies its performance obligation and transfers control to the customer upon delivery and acceptance by the customer. Revenue is recorded at the estimated amount of consideration to which the Company expects to be entitled.

Bulk product and white label services revenue

The Company recognizes revenue from bulk product sales and white label services. Product sales are generally recognized when the Company satisfies the performance obligations and transfers control over the goods to the customer upon delivery and acceptance by the customer. Revenue is recorded at the estimated amount of consideration to which the Company expects to be entitled. Returns are performed when the product does not meet the requested type, concentration, etc. and ordered by the customer. Returns and exchanges are reported and recorded at the same time as revenue transactions.

Share-based Compensation

As part of its remuneration, the Company grants restricted stock units and also stock options and warrants to buy common shares of the Company to its employees. An individual is classified as an employee when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee, including directors of the Company. The fair value of employee services is determined indirectly by reference to the fair value of the equity instruments granted. This fair value is measured at the grant date, using the Black-Scholes option pricing model, and is recognized over the vesting period.

Equity-settled share-based payment transactions with parties other than employees are measured at the fair value of the goods or services received, except where that fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instrument granted or vested if the option vests over a period. This fair value is measured at the grant date, using the Black-Scholes option pricing model, and is recognized over the vesting period.

All share-based remuneration is ultimately recognized as an expense in the consolidated statements of operations and comprehensive income (loss) with a corresponding credit to contributed surplus. Upon exercise of share options, the proceeds received net of any directly attributable transactions costs and the amount originally credited to contributed surplus are allocated to share capital. When options expire unexercised the related value remains in additional paid-in capital.

Business combination

A business combination is a transaction or event in which an acquirer obtains control of one or more businesses and is accounted for using the acquisition method. The total consideration paid for the acquisition is the fair value equity instruments issued in exchange for control of the acquiree at the acquisition date. The acquisition date is the date when the Company obtains control of the acquiree. The identifiable assets acquired, and liabilities assumed are recognized at their acquisition date fair values, except for deferred taxes and share-based payment awards where GAAP provides exceptions to recording the amounts at fair value. Goodwill represents the difference between total consideration paid and the fair value of the net-identifiable assets acquired. Acquisition costs incurred are expensed in the consolidated statement of operations and comprehensive income (loss).

Contingent consideration is measured at its acquisition date fair value and is included as part of the consideration transferred in a business combination, subject to the applicable terms and conditions. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with ASC 825, Financial Instruments, with the corresponding gain or loss recognized in the consolidated statements of operations and comprehensive income (loss).

Based on the facts and circumstances that existed at the acquisition date, management will perform a valuation analysis to allocate the purchase price based on the fair values of the identifiable assets acquired and liabilities assumed on the acquisition date. Management has one year from the acquisition date to confirm and finalize the facts and circumstances that support the finalized fair value analysis and related purchase price allocation. Until such time, these values are provisionally reported and are subject to change. Changes to fair values and allocations are retrospectively adjusted in subsequent periods.

In determining the fair value of all identifiable assets acquired and liabilities assumed, the most significant estimates generally relate to contingent consideration and intangible assets. Management exercises judgment in estimating the probability and timing of when earn-outs are expected to be achieved, which is used as the basis for estimating fair value. Identified intangible assets are fair valued using appropriate valuation techniques which are generally based on a forecast of the total expected future net cash flows of the acquiree. Valuations are highly dependent on the inputs used and assumptions made by management regarding the future performance of these assets and any changes in the discount rate applied.

Acquisitions that do not meet the definition of a business combination are accounted for as asset acquisitions. Consideration paid for an asset acquisition is allocated to the individual identifiable assets acquired and liabilities assumed based on the fair value of the goods and services received. Asset acquisitions do not give rise to goodwill. Any consideration paid in excess of the identifiable assets and liabilities assumed is expensed to the consolidated statements of operations and comprehensive income (loss).

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Earnings (loss) per share

The Company calculates basic earnings (loss) per share by dividing the loss for the period by the weighted average number of common shares outstanding during the year. It calculates diluted earnings (loss) per share in a similar manner, except that it increases the weighted average number of common shares outstanding, using the treasury stock method, to include common shares potentially issuable from the assumed exercise of stock options and other instruments, if dilutive. For the periods ended September 30, 2025 and 2024, these potential issuances are “anti-dilutive” as they would decrease the earnings (loss) per share; consequently, the amounts calculated for basic and diluted loss per share are the same.

Significant accounting judgments and estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported revenues and expenses during the year. Although management uses historical experience and its best knowledge of the amount, events or actions to form the basis for judgments and estimates, actual results may differ from these estimates. Actual future outcomes could differ from present estimates and judgments, potentially having material future effects on the Company’s consolidated financial statements. Revisions to estimates and the resulting effects on the carrying amounts of the Company’s assets and liabilities are accounted for prospectively.

The following are the critical judgments and estimates that management has made in the process of applying the Company’s accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements:

Business combinations and asset acquisitions

Judgement is required to determine if the Company’s acquisition represented a business combination or an asset purchase.

In a business combination, substantially all identifiable assets, liabilities and contingent liabilities acquired are recorded at the date of acquisition at their respective fair values. One of the most significant areas of judgment and estimation relates to the determination of the fair value of these assets and liabilities, including the fair value of contingent consideration, if applicable. If any intangible assets are identified, depending on the type of intangible asset and the complexity of determining its fair value, an independent external valuation expert may develop the fair value, using appropriate valuation techniques, which are generally based on a forecast of the total expected future net cash flows. These valuations are linked closely to the assumptions made by management regarding the future performance of the assets concerned and any changes in the discount rate applied. In certain circumstances where estimates have been made, the Company may obtain third-party valuations of certain assets, which could result in further refinement of the fair-value allocation of certain purchase prices and accounting adjustments.

Functional Currency Translations

The functional currency of the Company and each of the Company’s subsidiaries is the currency of the primary economic environment in which the respective entity operates. Such determination involves certain judgements to identify the primary economic environment. The Company reconsiders the functional currency of an entity if there is a significant change in the events and/or conditions which determine the primary economic environment. In the event of a change of functional currency, the Company revaluates the classification of financial instruments. Upon the change in the parent Company’s functional currency during the year, the financing warrants, which were initially classified as a derivative liability on the consolidated statements of financial position, were reassessed and reclassified as equity instruments at the fair value on the date of the functional currency change.

Inventory

Inventory is carried at the lower of cost or net realizable value. The determination of net realizable value involves significant management judgement and estimates, including the estimation of future selling prices.

Valuation of share-based payments

The Company uses the Black-Scholes Option Pricing Model for valuation of share-based payments. Option pricing models require the input of subjective assumptions including expected price volatility, and interest rate. The Company determines the term of share-based payments in accordance with ASC 718, Stock Compensation (the “plain vanilla” method). Changes in the input assumptions can materially affect the fair value estimate and the Company’s earnings and equity reserves.

The valuation of shares and other equity instruments issued in non-cash transactions. Generally, the valuation of non-cash transactions is based on the value of the goods or services received. When non-cash transactions are entered into with employees and those providing similar services, the non-cash transactions are measured at the fair value of the consideration given up using market prices.

Estimated useful life of long-lived assets

Judgment is used to estimate each component of a long-lived asset’s useful life and is based on an analysis of all pertinent factors including, but not limited to, the expected use of the asset and in the case of an intangible asset, contractual provisions that enable renewal or extension of the asset’s legal or contractual life without substantial cost, and renewal history. If the estimated useful lives were incorrect, it could result in an increase or decrease in the annual amortization expense, and future impairment charges or recoveries.

Impairment of long-lived assets

Long-lived assets are reviewed for impairment upon the occurrence of events or changes in circumstances indicating that the carrying value of the asset may not be recoverable. For the purpose of measuring recoverable amounts, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use (being the present value of the expected future cash flows of the relevant asset or cash-generating unit). An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount.

Contingent liability

Contingent liabilities are accrued for liabilities with uncertain timing or amounts, if, in the opinion of management, it is both probable that a future event will confirm that a liability had been incurred at the date of the consolidated financial statements and the amount can be reasonably estimated. In cases where it is not possible to determine whether such a liability has occurred, or to reasonably estimate the amount of loss until the performance of some future event, no accrual is made until that time. In the ordinary course of business, the Company may be party to legal proceedings which include claims for monetary damages asserted against the Company. The adequacy of provisions is regularly assessed as new information becomes available.

Fair values

The individual fair values attributed to the different components of a financing transaction, notably derivative financial instruments, convertible debentures and loans, are determined using valuation techniques. The Company uses judgment to select the methods used to make certain assumptions and derive estimates. Significant judgment is also used when attributing fair values to each component of a transaction upon initial recognition, measuring fair values for certain instruments on a recurring basis and disclosing the fair values of financial instruments subsequently carried at amortized cost. These valuation estimates could be significantly different because of the use of judgment and the inherent uncertainty in estimating the fair value of instruments that are not quoted or observable in an active market. See “Note 15 – Financial Instruments and Financial Risk Management” for summaries of the Company’s financial instruments as of September 30, 2025 and December 31, 2024.

Allowance for doubtful accounts

The Company makes estimates for allowances that represent its estimate of potential losses in respect of trade receivables. The main components of this allowance are a specific loss component that relates to individually significant exposures, and a collective loss component established for groups of similar assets in respect of losses that may have been incurred but not yet specifically identified. The Company’s allowance is determined by historical experiences, and considers factors including the aging of the balances, the customer’s creditworthiness, current economic conditions, expectation of bankruptcies and the economic volatility in the markets/locations of customers.

Segmented Information

The Company currently operates in two reportable segments: wholesale concentrates and retail. The wholesale concentrate segment includes the propagation, nursery, flowering canopy, drying, processing, manufacturing and distribution of cannabis concentrates. The retail segment includes Company owned and operated retail cannabis store in the state of California. Certain economic characteristics such as production processes, types of products, classes of customers as well as distribution models differ between segments. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the Chief Operating Decision Maker (“CODM”), who is the Company’s chief executive officer and chief financial officer, in deciding how to allocate resources and assess the Company’s financial and operational performance. As of September 30, 2025 and December 31, 2024, all of the Company’s operations are in the United States of America in the State of California and New York. Intercompany sales and transactions are eliminated in consolidation. See Note 20 - Segment Information for further information. The allocation of segment assets was determined to not be relevant in the CODM’s determination of operating segments. As a result, no segment asset information has been disclosed.

3.	Significant Accounting Policies

The preparation of the consolidated financial statements requires that the Company’s management make judgments and estimates of effects of uncertain future events on the carrying amounts of the Company’s assets and liabilities at the end of the reporting period. Actual future outcomes could differ from present estimates and judgments, potentially having material future effects on the Company’s consolidated financial statements. Estimates are reviewed on an ongoing basis and are based on historical experience and other facts and circumstances. Revisions to estimates and the resulting effects on the carrying amounts of the Company’s assets and liabilities are accounted for prospectively.

The significant accounting policies used by the Company are as follows:

Accounts receivable

Accounts receivable are recognized initially at fair value and subsequently measured at amortized cost, less any provisions for impairment. Financial assets measured at amortized cost are assessed for impairment at the end of each reporting period. Impairment provisions are estimated using the expected credit loss impairment model where any expected future credit losses are provided for, irrespective of whether a loss event has occurred at the reporting date. Estimates of expected credit losses take into account the Company’s collection history, deterioration of collection rates during the average credit period, as well as observable changes in and forecasts of future economic conditions that affect default risk. Where applicable, the carrying amount of a trade receivable is reduced for any expected credit losses through the use of an allowance for doubtful accounts (“AFDA”) provision. Changes in the AFDA provision are recognized in the consolidated statement of operations and comprehensive income (loss). When the Company determines that no recovery of the amount owing is possible, the amount is deemed irrecoverable and the financial asset is written off. As of December 31, 2024 the Company recorded an allowance for doubtful accounts of $1,144,531 (December 31, 2023 - $987,005).

Inventory

Inventory is valued at the lower of cost and net realizable value. The Company’s inventory is comprised of cannabis related products and derivatives. The cost of inventory is calculated using the weighted average method and comprises all costs of purchase necessary to bring the goods to sale. Net realizable value represents the estimated selling price for products sold in the ordinary course of business less the estimated costs necessary to make the sale. Cost of cannabis biomass is comprised of initial third-party acquisition costs, plus analytical testing costs. Costs of extracted cannabis oil inventory are comprised of initial acquisition cost of the biomass and all direct and indirect processing costs including labor related costs, consumables, materials, packaging supplies and analytical testing costs. Packaging and supplies are initially valued at cost and subsequently at the lower of cost and net realizable value.

Management uses the most reliable evidence available in determining the net realizable value of inventories. Actual selling prices may differ from estimates, based on market conditions at the time of sale. Allowances are made against obsolete or damaged inventory and charged to cost of sales. As of December 31, 2024 and 2023, the Company recorded a reserve inventory in the amount of $143,115 and $162,390, respectively.

Financial instruments

The Company applies fair value accounting for all financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities that are required to be recorded at fair value, the Company considers all related factors of the asset by market participants in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions, and credit risk.

The Company applies the following fair value hierarchy, which prioritizes the inputs used to measure fair value into three levels, and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 – Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly; and

Level 3 – Inputs for the asset or liability that are not based on observable market data.

For further details, see Note 18 – Financial Instruments and Financial Risk Management

Property and equipment

The Company records property and equipment at cost less accumulated amortization and accumulated impairment losses. It recognizes amortization to write off the cost of assets less their residual values over their useful lives. The depreciation rates applicable to each category of property and equipment are as follows:

Buildings	15 – 20 years
Office furniture and software	3 – 5 years
Machinery and equipment	10 years
Vehicles	8 years
Construction in progress	Not depreciated
Leasehold improvements	Shorter of lease term or economic life

An item of property and equipment is de-recognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in income (loss) from operations. Where an item of property and equipment and deferred costs consist of major components with different useful lives, the components are accounted for as separate items of property and equipment and deferred expenditures. Expenditures incurred to replace a component of an item of property and equipment that is accounted for separately, including major inspection and overhaul expenditures, are capitalized.

Goodwill

Goodwill represents the excess of the purchase price paid for the acquisition of an entity over the fair value of the net tangible and intangible assets acquired. Goodwill is allocated to the reporting unit or group of reporting units which are expected to benefit from the synergies of the combination. Goodwill is not subject to amortization.

The goodwill balance is assessed for impairment annually or when facts and circumstances indicate that it is impaired. Goodwill is tested for impairment at a reporting unit level by comparing the carrying value to the recoverable amount, which is determined as the of fair value less costs of disposal. Any excess of the carrying amount over the recoverable amount is the impaired amount. The recoverable amount estimates are categorized as Level 3 according to the fair value hierarchy. Impairment charges are recognized in the consolidated statements of operations and comprehensive income (loss). Goodwill is reported at cost less any accumulated impairment. Goodwill impairments are not reversed. As of December 31, 2024, the Company determined that its remaining goodwill balance of $1,567,485 was fully impaired.

Intangible assets

The Company’s intangible assets consist of trademarks and licenses. Intangible assets acquired are measured on initial recognition at cost, while the cost of intangible assets acquired in a business combination is initially recorded at their fair values as at the date of acquisition. It recognizes amortization to write off the cost of assets less their residual values over their useful lives, using certain methods and rates. The intangibles as of December 31, 2024 and December 31, 2023, were a trademark and licenses, which have been determined to have a 10-year useful life.

An intangible asset is derecognized on disposal or when no future economic benefits are expected from use or disposal. Any gain or loss arising from the derecognition of an intangible asset is measured as the difference between the net disposal proceeds and the carrying amount of the asset and is recognized in income (loss) from operations. Following initial recognition, intangible assets with indefinite useful lives are carried at cost less accumulated amortization and any accumulated impairment losses.

Digital assets

Effective January 1, 2024, the Company adopted ASU 2023-08, Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets. Crypto assets are initially recorded at cost, including any transaction fees. This update requires entities to subsequently measure certain crypto assets at fair value, with changes in fair value recognized in net income each reporting period. Fair value is determined using prices quoted in active markets at the reporting date.

The Company holds digital assets that meet the scope of this guidance. These assets are:

●	Intangible in nature
●	Do not provide enforceable rights to goods or services
●	Are created or reside on a distributed ledger
●	Are secured through cryptography
●	Are fungible
●	Are not issued by the reporting entity or its related parties

Impairment of long-lived assets

Goodwill and intangible assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

For the purpose of testing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (reporting unit). An impairment loss is recognized for the amount, if any, by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the asset’s fair value less cost to sell. The Company will assess for further impairment on an annual basis or as unexpected events happen.

Leases

The Company assesses whether a contract is or contains a lease at inception of the contract, as well as whether each lease represents an operating lease or a finance lease in accordance with ASC 842, Leases. A lease is recognized as a right-of-use asset and corresponding liability at the commencement date.

The Company has operating leases for certain facilities. Operating lease right-of-use assets and operating lease liabilities are recognized based on the present value of future minimum lease payments over the lease term at commencement date. Each finance lease payment included in the lease liability is apportioned between the repayment of the liability and a finance cost. The finance cost is recognized in “interest expense” in the consolidated statements of operations and comprehensive income (loss) over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability. Lease liabilities represent the net present value of fixed lease payments (including in-substance fixed payments); variable lease payments based on an index, rate, or subject to a fair market value renewal condition; amounts expected to be payable by the lessee under residual value guarantees, the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and payments of penalties for terminating the lease, if it is probable that the lessee will exercise that option.

The Company’s lease liability is recognized net of lease incentives receivable. The lease payments are discounted using the interest rate implicit in the lease or, if that rate cannot be determined, the lessee’s incremental borrowing rate. The period over which the lease payments are discounted is the expected lease term, including renewal and termination options that the Company is reasonably certain to exercise.

Payments associated with short-term leases and leases of low-value assets are recognized as an expense on a straight-line basis in general and administration and sales and marketing expense in the consolidated statements of operations and comprehensive income (loss). Short-term leases are defined as leases with a lease term of 12 months or less.

Variable lease payments that do not depend on an index, rate, or subject to a fair market value renewal condition are expensed as incurred and recognized in costs of goods sold, general and administration or sales and marketing expense, as appropriate given how the underlying leased asset is used, in the consolidated statement of comprehensive income (loss).

Right-of-use assets are measured at cost, which is calculated as the amount of the initial measurement of lease liability plus any lease payments made at or before the commencement date, any initial direct costs and related restoration costs. The right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the useful life of the underlying asset. The depreciation is recognized from the commencement date of the lease.

Derivatives

Derivatives are initially measured at fair value and are subsequently remeasured at fair value. If the transaction price does not equal to fair value at the point of initial recognition, management measures the fair value of each component of the investment and any unrealized gains or losses at inception are either recognized in comprehensive income (loss) or deferred and recognized over the term of the investment, depending on whether the valuation inputs are based on observable market data. The resulting unrealized gain or loss at inception and subsequent changes in fair value are recognized in comprehensive income (loss) for the period.

The Company evaluates all of its agreements to determine if such instruments have derivatives or contain features that qualify as embedded derivatives. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the Consolidated Balance Sheets as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the Consolidated Statements of Financial Position date. Critical estimates and assumptions used in the model are discussed in “Note 13 – Derivative Liabilities”.

Convertible debentures

Convertible debentures are financial instruments that are accounted for separately dependent on the nature of their components. The identification of such components embedded within a convertible debenture requires significant judgment given that it is based on the interpretation of the substance of the contractual agreement. Where the conversion option has a fixed conversion rate, the financial liability, which represents the obligation to pay coupon interest on the convertible debentures in the future, is initially measured at its fair value and subsequently measured at amortized cost. The residual amount is accounted for as an equity instrument at issuance. Where the conversion option has a variable conversion rate, the conversion option is recognized as a derivative liability measured at fair value. The determination of the fair value is also an area of significant judgment given that it is subject to various inputs, assumptions and estimates including contractual future cash flows, discount rates, credit spreads and volatility.

Fees directly attributable to the transactions are apportioned to the financial liability, derivative liability and equity components in proportion to the allocation of proceeds.

Additional Paid-In Capital

Common shares are classified as equity. Transaction costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effects.

Where additional paid-in capital is issued, or received, as non-monetary consideration and the fair value of the asset received or given up is not readily determinable, the fair market value of the shares is used to record the transaction. The fair market value of the shares is based on the trading price of those shares on the appropriate stock exchange on the date of the agreement to issue or receive shares as determined by the board of directors.

Foreign currency

These consolidated financial statements are presented in U.S. dollars, which is also one of the functional currencies of the certain subsidiaries along with Canadian dollars being the functional currency for other subsidiaries. Each subsidiary determines its own functional currency and items included in the financial statements of each subsidiary are measured using that functional currency.

iii)	Transactions and Balances in Foreign Currencies

Foreign currency transactions are translated into the functional currency of the respective entity, using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the remeasurement of monetary items at year-end exchange rates are recognized in income (loss) from operations. Non-monetary items measured at historical cost are translated using the exchange rates at the date of the transaction and are not retranslated. Non-monetary items measured at fair value are translated using the exchange rates at the date when fair value was determined.

iv)	Foreign operations

On consolidation, the assets and liabilities of foreign operations are translated into U.S. dollars at the exchange rate prevailing at the reporting date and their income statements are translated at exchange rates prevailing at the dates of the transactions. The exchange differences arising on the translation are recognized in other comprehensive income and accumulated in the foreign currency translation reserve in equity. On disposal of a foreign operation, the component of other comprehensive income relating to that particular foreign operation is recognized in earnings and recognized as part of the gain or loss on disposal.

Income taxes

Tax expense recognized in income (loss) from operations comprises the sum of current and deferred taxes not recognized in other comprehensive income or directly in equity.

Current Tax

Current tax assets and/or liabilities comprise those claims from, or obligations to, fiscal authorities relating to the current or prior reporting periods that are unpaid at the reporting date. Current tax is payable on taxable profit, which differs from income (loss) from operations in the financial statements. Calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period.

Deferred Tax

Deferred taxes are calculated using the liability method on temporary differences between the carrying amounts of assets and liabilities and their tax bases. Deferred tax assets and liabilities are calculated, without discounting, at tax rates that are expected to apply to their respective period of realization, provided they are enacted or substantively enacted by the end of the reporting period. Deferred tax liabilities are always provided for in full.

Deferred tax assets are recognized to the extent that it is probable that they will be able to be utilized against future taxable income. Deferred tax assets and liabilities are offset only when the Company has a right and intention to offset current tax assets and liabilities from the same taxation authority.

Changes in deferred tax assets or liabilities are recognized as a component of tax income or expense in net income (loss), except where they relate to items that are recognized in other comprehensive income or directly in equity, in which case the related deferred tax is also recognized in other comprehensive income or equity, respectively.

Revenue recognition

The Company generates revenue primarily from the sale of cannabis related activities. The Company uses the following five-step contract-based analysis of transactions to determine if, when and how much revenue can be recognized:

1. Identify the contract with a customer;
2. Identify the performance obligation(s) in the contract;
3. Determine the transaction price;
4. Allocate the transaction price to the performance obligation(s) in the contract; and
5. Recognize revenue when or as the Company satisfies the performance obligation(s).

Revenue from the sale of cannabis is generally recognized when control over the goods has been transferred to the customer. Payment for sales is typically due prior to shipment. Payment for wholesale transactions is due within a specified time period as permitted by the underlying agreement and the Company’s credit policy upon the transfer of goods to the customer. The Company generally satisfies its performance obligation and transfers control to the customer upon delivery and acceptance by the customer. Revenue is recorded at the estimated amount of consideration to which the Company expects to be entitled.

Bulk product and white label services revenue

The Company recognizes revenue from bulk product sales and white label services. Product sales are generally recognized when the Company satisfies the performance obligations and transfers control over the goods to the customer upon delivery and acceptance by the customer. Revenue is recorded at the estimated amount of consideration to which the Company expects to be entitled. Returns are performed when the product does not meet the requested type, concentration, etc. and ordered by the customer. Estimated returns and exchanges are reported and recorded at the same time as revenue transactions and were not material for the years ended December 31, 2024 and 2023.

Share-based compensation

As part of its remuneration, the Company grants restricted stock units and also stock options and warrants to buy common shares of the Company to its employees. An individual is classified as an employee when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee, including directors of the Company. The fair value of employee services is determined indirectly by reference to the fair value of the equity instruments granted. This fair value is measured at the grant date, using the Black-Scholes option pricing model, and is recognized over the vesting period.

Equity-settled share-based payment transactions with parties other than employees are measured at the fair value of the goods or services received, except where that fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instrument granted or vested if the option vests over a period. This fair value is measured at the grant date, using the Black-Scholes option pricing model, and is recognized over the vesting period.

All share-based remuneration is ultimately recognized as an expense in the consolidated statements of operations and comprehensive income (loss) with a corresponding credit to contributed surplus. Upon exercise of share options, the proceeds received net of any directly attributable transactions costs and the amount originally credited to contributed surplus are allocated to share capital. When options expire unexercised the related value remains in additional paid-in capital.

Business combination

A business combination is a transaction or event in which an acquirer obtains control of one or more businesses and is accounted for using the acquisition method. The total consideration paid for the acquisition is the fair value equity instruments issued in exchange for control of the acquiree at the acquisition date. The acquisition date is the date when the Company obtains control of the acquiree. The identifiable assets acquired, and liabilities assumed are recognized at their acquisition date fair values, except for deferred taxes and share-based payment awards where GAAP provides exceptions to recording the amounts at fair value. Goodwill represents the difference between total consideration paid and the fair value of the net-identifiable assets acquired. Acquisition costs incurred are expensed in the consolidated statement of operations and comprehensive income (loss).

Contingent consideration is measured at its acquisition date fair value and is included as part of the consideration transferred in a business combination, subject to the applicable terms and conditions. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with ASC 825, Financial Instruments, with the corresponding gain or loss recognized in the consolidated statements of operations and comprehensive income (loss).

Based on the facts and circumstances that existed at the acquisition date, management will perform a valuation analysis to allocate the purchase price based on the fair values of the identifiable assets acquired and liabilities assumed on the acquisition date. Management has one year from the acquisition date to confirm and finalize the facts and circumstances that support the finalized fair value analysis and related purchase price allocation. Until such time, these values are provisionally reported and are subject to change. Changes to fair values and allocations are retrospectively adjusted in subsequent periods.

In determining the fair value of all identifiable assets acquired and liabilities assumed, the most significant estimates generally relate to contingent consideration and intangible assets. Management exercises judgment in estimating the probability and timing of when earn-outs are expected to be achieved, which is used as the basis for estimating fair value. Identified intangible assets are fair valued using appropriate valuation techniques which are generally based on a forecast of the total expected future net cash flows of the acquiree. Valuations are highly dependent on the inputs used and assumptions made by management regarding the future performance of these assets and any changes in the discount rate applied.

Acquisitions that do not meet the definition of a business combination are accounted for as asset acquisitions. Consideration paid for an asset acquisition is allocated to the individual identifiable assets acquired and liabilities assumed based on the fair value of the goods and services received. Asset acquisitions do not give rise to goodwill. Any consideration paid in excess of the identifiable assets and liabilities assumed is expensed to the consolidated statements of operations and comprehensive income (loss).

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Loss per share

The Company calculates basic loss per share by dividing the loss for the period by the weighted average number of common shares outstanding during the year. It calculates diluted loss per share in a similar manner, except that it increases the weighted average number of common shares outstanding, using the treasury stock method, to include common shares potentially issuable from the assumed exercise of stock options and other instruments, if dilutive. In the Company’s case, these potential issuances are “anti-dilutive” as they would decrease the loss per share; consequently, the amounts calculated for basic and diluted loss per share are the same.

Significant accounting judgments and estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported revenues and expenses during the year. Although management uses historical experience and its best knowledge of the amount, events or actions to form the basis for judgments and estimates, actual results may differ from these estimates. Actual future outcomes could differ from present estimates and judgments, potentially having material future effects on the Company’s consolidated financial statements. Revisions to estimates and the resulting effects on the carrying amounts of the Company’s assets and liabilities are accounted for prospectively.

The following are the critical judgments and estimates that management has made in the process of applying the Company’s accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements:

Business combinations and asset acquisitions

Judgement is required to determine if the Company’s acquisition represented a business combination or an asset purchase.

In a business combination, substantially all identifiable assets, liabilities and contingent liabilities acquired are recorded at the date of acquisition at their respective fair values. One of the most significant areas of judgment and estimation relates to the determination of the fair value of these assets and liabilities, including the fair value of contingent consideration, if applicable. If any intangible assets are identified, depending on the type of intangible asset and the complexity of determining its fair value, an independent external valuation expert may develop the fair value, using appropriate valuation techniques, which are generally based on a forecast of the total expected future net cash flows. These valuations are linked closely to the assumptions made by management regarding the future performance of the assets concerned and any changes in the discount rate applied. In certain circumstances where estimates have been made, the Company may obtain third-party valuations of certain assets, which could result in further refinement of the fair-value allocation of certain purchase prices and accounting adjustments.

Functional currency translations

The functional currency of the Company and each of the Company’s subsidiaries is the currency of the primary economic environment in which the respective entity operates. Such determination involves certain judgements to identify the primary economic environment. The Company reconsiders the functional currency of an entity if there is a significant change in the events and/or conditions which determine the primary economic environment. In the event of a change of functional currency, the Company revaluates the classification of financial instruments. Upon the change in the parent Company’s functional currency during the year, the financing warrants, which were initially classified as a derivative liability on the consolidated statements of financial position, were reassessed and reclassified as equity instruments at the fair value on the date of the functional currency change.

Inventory

Inventory is carried at the lower of cost or net realizable value. The determination of net realizable value involves significant management judgement and estimates, including the estimation of future selling prices.

Valuation of share-based payments

The Company uses the Black-Scholes Option Pricing Model for valuation of share-based payments. Option pricing models require the input of subjective assumptions including expected price volatility, and interest rate. The Company determines the term of share-based payments in accordance with ASC 718, Stock Compensation (the “plain vanilla” method). Changes in the input assumptions can materially affect the fair value estimate and the Company’s earnings and equity reserves.

The valuation of shares and other equity instruments issued in non-cash transactions. Generally, the valuation of non-cash transactions is based on the value of the goods or services received. When non-cash transactions are entered into with employees and those providing similar services, the non-cash transactions are measured at the fair value of the consideration given up using market prices.

Estimated useful life of long-lived assets

Judgment is used to estimate each component of a long-lived asset’s useful life and is based on an analysis of all pertinent factors including, but not limited to, the expected use of the asset and in the case of an intangible asset, contractual provisions that enable renewal or extension of the asset’s legal or contractual life without substantial cost, and renewal history. If the estimated useful lives were incorrect, it could result in an increase or decrease in the annual amortization expense, and future impairment charges or recoveries.

Impairment of long-lived assets

Long-lived assets are reviewed for impairment upon the occurrence of events or changes in circumstances indicating that the carrying value of the asset may not be recoverable. For the purpose of measuring recoverable amounts, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use (being the present value of the expected future cash flows of the relevant asset or cash-generating unit). An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount.

Provisions

Provisions are accrued for liabilities with uncertain timing or amounts, if, in the opinion of management, it is both probable that a future event will confirm that a liability had been incurred at the date of the consolidated financial statements and the amount can be reasonably estimated. In cases where it is not possible to determine whether such a liability has occurred, or to reasonably estimate the amount of loss until the performance of some future event, no accrual is made until that time. In the ordinary course of business, the Company may be party to legal proceedings which include claims for monetary damages asserted against the Company. The adequacy of provisions is regularly assessed as new information becomes available.

Leases

Leases require lessees to discount lease payments for finance leases using the rate implicit in the lease if that rate is readily available. If that rate cannot be readily determined, the lessee is required to use its incremental borrowing rate. The Company generally uses the incremental borrowing rate when initially recording real estate leases as the implicit rates are not readily available as information from the lessor regarding the fair value of underlying assets and initial direct costs incurred by the lessor related to the leased assets is not available.

The Company determines the incremental borrowing rate as the interest rate the Company would pay to borrow over a similar term the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The Company used an incremental borrowing rate between 12% - 15%.

Leases require lessees to estimate the lease term. In determining the period which the Company has the right to use an underlying asset, management considers the non-cancellable period along with all facts and circumstances that create an economic incentive to exercise an extension option, or not to exercise a termination option.

Fair values

The individual fair values attributed to the different components of a financing transaction, notably derivative financial instruments, convertible debentures and loans, are determined using valuation techniques. The Company uses judgment to select the methods used to make certain assumptions and derive estimates. Significant judgment is also used when attributing fair values to each component of a transaction upon initial recognition, measuring fair values for certain instruments on a recurring basis and disclosing the fair values of financial instruments subsequently carried at amortized cost. These valuation estimates could be significantly different because of the use of judgment and the inherent uncertainty in estimating the fair value of instruments that are not quoted or observable in an active market. See “Note 17 – Financial Instruments and Financial Risk Management” for summaries of the Company’s financial instruments as of December 31, 2024 and 2023.

Allowance for doubtful accounts

The Company makes estimates for allowances that represent its estimate of potential losses in respect of trade receivables. The main components of this allowance are a specific loss component that relates to individually significant exposures, and a collective loss component established for groups of similar assets in respect of losses that may have been incurred but not yet specifically identified. The Company’s allowance is determined by historical experiences, and considers factors including the aging of the balances, the customer’s creditworthiness, current economic conditions, expectation of bankruptcies and the economic volatility in the markets/locations of customers.

Segmented information

The Company currently operates in two reportable segments: wholesale concentrates and retail. The wholesale concentrate segment includes the propagation, nursery, flowering canopy, drying, processing, manufacturing and distribution of cannabis concentrates. The retail segment includes Company owned and operated retail cannabis store in the state of California. Certain economic characteristics such as production processes, types of products, classes of customers as well as distribution models differ between segments. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the Chief Operating Decision Maker (“CODM”), who is the Company’s chief executive officer and chief financial officer, in deciding how to allocate resources and assess the Company’s financial and operational performance. As of December 31, 2024, all of the Company’s operations are in the United States of America in the State of California. Intercompany sales and transactions are eliminated in consolidation. See Note 23 - Segment Information for further information. The allocation of segment assets was determined to not be relevant in the CODM’s determination of operating segments. As a result, no segment asset information has been disclosed.